SIMPSON THACHER & BARTLETT
                             425 Lexington Avenue
                              New York, NY 10017

                                               June 26, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:  BlackRock Funds(SM) (Registration
     Statement File No. 33-26305)

Ladies and Gentlemen:

     On behalf of BlackRock Funds(SM) (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms of (i) prospectuses and statement of additional information for Investor A, Investor B, Investor C, Service and Institutional Shares of the Company's European Equity and Asia Pacific Equity Portfolios and (ii) prospectus for BlackRock Shares of the Company's Select Equity Portfolio, each dated June 6, 2000, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 55 to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on June 6, 2000.

     Any questions or communications should be directed to David Wohl of this firm at 212-455-7937.


                                    Very truly yours,
                                    /s/ Simpson Thacher & Bartlett
                                    SIMPSON THACHER & BARTLETT



cc:  Brian P. Kindelan, Esq.
     Randolph Koch